Shareholders' (deficit) equity - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Common stock shares authorized	62,444,992	56,011,831
Cash dividends	$ 0